Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (1,948,159)	$ (589,941)
Common Stock issued for services	66,325	101,963
Stock Based Compensation	927,961	102,600
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(249,000)	2,728
Accounts payable and accrued liabilities	176,267	5,683
Deferred revenue	943,500
Net cash provided by (used in) operating activities	(83,106)	(376,967)
Cash flows from financing activities:
Deferred Offering Costs	(166,806)
Cash from Sale of Common Stock, net	396,000	245,000
Net cash provided by (used in) financing activities	229,194	245,000
Net increase (decrease) in cash and cash equivalents	146,088	(131,967)
Cash and cash equivalents at beginning of period	152,417	197,723
Cash and cash equivalents at end of period	298,505	151,046
Supplementary disclosure of non-cash operating activities:
Common Stock issued for legal services – 793,883 and 1,259,106 Common Shares, September 30, 2024 and 2023, respectively.	66,325	101,963
Supplementary disclosure of non-cash investing and financing activities:
Common Stock cancelled related to exclusive license cancellation and settlement agreement – 51,507,749 Common Shares		51,508
Common Stock issued in exchange for 100% equity interest in Emergen Energy LLC – 222,222,000 Common Shares	22,222,200
Supplementary disclosure of cash flow information:
Interest paid
Taxes paid